Accrued Expenses	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 7 — Accrued Expenses

Accrued Expenses consist of the following:

	December 31,	December 31,
	2012	2011

Commission payable-Junket Agents	$12,314,860	$14,545,733
Management fee payable-related party (Note 13)	567,684	462,665
Management and Directors' compensation	502,437	720,131
Others	706,742	428,910

	$14,091,723	$16,157,439